INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
Schedule of gross carrying amount and accumulated amortization of intangible assets

The gross carrying amount and accumulated amortization of intangible assets were as follows (dollars in millions):

	December 31, 2013			December 31, 2012
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$384	$339	$45	$355	$318	$37
Licenses and other agreements	52	19	33	41	16	25
Non-compete agreements	4	2	2	2	2	—
Other intangibles	70	62	8	68	60	8

Total	$510	$422	$88	$466	$396	$70

Schedule of estimated future amortization expense for intangible assets	Our estimated future amortization expense for intangible assets over the next five years is as follows (dollars in millions):

Year ending December 31,
2014	$15
2015	8
2016	8
2017	7
2018	6